      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 1999

                                                      REGISTRATION NO. 333-00867
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--203
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 16, 1999.

Check box if it is proposed that this filing will become effective on May 28, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--203
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, FLORIDA, MARYLAND, NEW YORK AND
                                  OHIO PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated May 28, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF FEBRUARY 28, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Florida Insured Portfolio-- Risk/Return Summary.........           6
Maryland Portfolio--Risk/Return Summary.................           9
New York Portfolio--
   Risk/Return Summary..................................          12
Ohio Insured Portfolio--
   Risk/Return Summary..................................          15
What You Can Expect From Your Investment................          20
   Monthly Income.......................................          20
   Return Figures.......................................          20
   Records and Reports..................................          20
The Risks You Face......................................          21
   Interest Rate Risk...................................          21
   Call Risk............................................          21
   Reduced Diversification Risk.........................          21
   Liquidity Risk.......................................          21
   Concentration Risk...................................          21
   State Concentration Risk.............................          25
   Bond Quality Risk....................................          25
   Insurance Related Risk...............................          25
   Litigation and Legislation Risks.....................          25
Selling or Exchanging Units.............................          25
   Sponsors' Secondary Market...........................          26
   Selling Units to the Trustee.........................          26
   Exchange Option......................................          26
How The Fund Works......................................          27
   Pricing..............................................          27
   Evaluations..........................................          27
   Income...............................................          27
   Expenses.............................................          27
   Portfolio Changes....................................          28
   Fund Termination.....................................          28
   Certificates.........................................          29
   Trust Indenture......................................          29
   Legal Opinion........................................          30
   Auditors.............................................          30
   Sponsors.............................................          30
   Trustee..............................................          30
   Underwriters' and Sponsors' Profits                            30
   Public Distribution..................................          31
   Code of Ethics.......................................          31
   Year 2000 Issues.....................................          31
Taxes...................................................          31
Supplemental Information................................          34
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long-term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,350,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 16% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospital/Health Care                               30%
/ / Lease Rental Appropriation                         11%
/ / Special Tax                                        45%
/ / Municipal Electric Utilities                       14%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and special tax bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.39
           Annual Income per unit:                           $   52.68
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.39
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.20
           Other Operating Expenses
                                                    -----------
                                                     $    1.93
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                                                     NO SALES
                        WITH SALES FEE                  FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS


-------------------------------------------------------------------


High            4.57%        7.62%        7.61%        8.82%
Average         2.32         5.66         5.52         6.70
Low             0.40         4.27         3.11         5.10


-------------------------------------------------------------------


Average
Sales fee       3.18%        5.10%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,047.83
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long-term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,690,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            35%
/ / General Obligation                                 15%
/ / Refunded Bonds                                     19%
/ / Solid Waste Disposal                               5%
/ / Special Tax                                        26%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in airports/ports/highways and special tax bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.26
           Annual Income per unit:                           $   51.21
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.48
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.33
           Other Operating Expenses
                                                    -----------
                                                     $    2.14
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between August 25, 1988 and December 6, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.94%      7.40%      6.95%      7.59%      8.61%      7.55%
Average      2.24       5.62       6.79       5.45       6.67       7.39
Low          -0.66      4.39       6.71       3.15       5.28       7.31


-------------------------------------------------------------------


Average
Sales fee    3.19%      5.13%      5.82%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $1,038.75
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MARYLAND PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long-term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,130,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 11%
/ / Hospitals/Health Care                              45%
/ / Housing                                            16%
/ / Industrial Development Revenue                     12%
/ / Refunded Bonds                                     16%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MARYLAND SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MARYLAND WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.42
           Annual Income per unit:                           $   53.08
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.41
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.24
           Other Operating Expenses
                                                    -----------
                                                     $    1.99
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Maryland Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Maryland Series were offered between March 2, 1989 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.51%        7.22%        6.44%        8.42%
Average         2.38         5.47         5.09         6.49
Low             -0.34        4.57         3.98         5.35
---------------------------------------------------------------



Average
Sales fee         2.69%       5.03%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,031.74
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Maryland state and local personal income taxes if you live in Maryland.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long-term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,995,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Housing                                            7%
/ / Lease Rental Appropriation                         17%
/ / Miscellaneous                                      15%
/ / Refunded Bonds                                     11%
/ / Special Tax                                        33%
/ / Universities/Colleges                              17%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in special tax bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.43
           Annual Income per unit:                           $   53.21
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.43
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.29
           Other Operating Expenses
                                                    -----------
                                                     $    2.06
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.38%      7.23%      7.44%      7.65%      8.43%      8.04%
Average      2.37       5.33       7.17       5.49       6.33       7.76
Low          -0.98      4.23       7.00       3.37       5.12       7.59


-------------------------------------------------------------------


Average
Sales fee    3.11%      4.90%      5.77%


----------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,046.19
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

OHIO INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long-term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,205,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                69%
/ / Hospital/Health Care                              16%
/ / Universities/Colleges                             15%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in general obligation bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF OHIO SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO OHIO WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.30
           Annual Income per unit:                           $   51.68
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.41
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.21
           Other Operating Expenses
                                                    -----------
                                                     $    1.96
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Ohio Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Ohio Series were offered between September 22, 1988 and September 13, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            3.25%        6.88%        7.87%        8.09%
Average         2.12         5.39         5.14         6.48
Low             0.03         4.39         3.30         5.23
---------------------------------------------------------------



Average
Sales fee         3.01%       5.37%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,041.23
           (as of February 28, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Ohio state and local personal income taxes if you live in Ohio.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06   7.65     8.24
$ 27,751- 62,450  $ 43,051-104,050  28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33   9.03     9.72
$ 62,451-130,250  $104,051-158,550  31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70   9.42    10.14
$130,251-283,150  $158,551-283,150  36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38  10.16    10.94
OVER $283,151        OVER $283,151  39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93  10.76    11.59


                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1998*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

 $      0- 25,350  $      0- 42,350  19.21     3.71   4.33     4.95   5.57     6.18   6.81     7.43   8.05
$ 25,350- 81,400  $ 42,350-102,300  31.50     4.38   5.11     5.84   6.58     7.31   8.04     8.77   9.50
$ 81,400-128,100  $102,300-155,950  34.42     4.57   5.34     6.10   6.88     7.82   8.39     9.15   9.91
$128,100-278,450  $155,950-278,450  39.17     4.93   5.76     6.58   7.40     8.22   9.04     9.85  10.89
OVER $278,450        OVER $278,450  42.59     5.23   6.10     6.97   7.84     8.71   9.50    10.46  11.32


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                 COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,050  19.01     4.94   5.56     6.17   6.79     7.41   8.03     8.64   9.26    9.88
$      0- 25,750                    18.43     4.90   5.52     6.13   6.74     7.36   7.97     8.58   9.20    9.81
                  $ 43,051-104,050  32.50     5.93   6.67     7.41   8.15     8.89   9.63    10.37  11.11   11.85
$ 25,751- 62,450                    31.39     5.83   6.56     7.29   8.02     8.75   9.47    10.20  10.93   11.66
$ 62,451-130,250  $104,051-158,550  35.32     6.18   6.96     7.73   8.50     9.28  10.05    10.82  11.59   12.37
$130,251-283,150  $158,551-283,150  40.35     6.71   7.54     8.38   9.22    10.06  10.90    11.74  12.57   13.41
OVER $283,151        OVER $283,151  43.71     7.11   7.99     8.88   9.77    10.66  11.55    12.43  13.32   14.21


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California and Maryland Portfolios' concentration in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and

   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the California, Florida and New York Portfolios' concentrations in special tax bonds. Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:
   o a reduction in revenues resulting from a decline in the local economy or population; or
   o a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Here is what you should know about the Ohio Portfolios' concentration in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Florida Portfolios' concentration in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:
   o user fees from ports and airports;
   o tolls on turnpikes and bridges;
   o rents from buildings; and
   o additional financial resources including
      --federal and state subsidies,
      --lease rentals paid by state or local governments, or --the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:
   o increased competition;
   o excess capacity; and
   o increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

MARYLAND RISKS

Generally

The Maryland economy is affected by various economic, social and environmental conditions, some of which are unique to the state and others which affect the nation as a whole and the Mid-Atlantic region in particular. For example:

   o many residents of the state work for the Federal government in and around Washington, D.C. Cutbacks in federal spending hurt Maryland more than other states;

   o like those in other states, Maryland businesses are sensitive to changes in Federal regulation, which can affect their revenues and, therefore, state tax revenue;

   o Maryland has lost many defense and construction jobs in recent years, as its economy has shifted away from manufacturing and industry and towards services;

   o the state's tax base has eroded as the population has dropped in cities such as Baltimore.

The state and its local governments are limited in their ability to increase or impose new taxes or incur indebtedness, which could hurt their ability to meet debt obligations.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

OHIO RISKS

Generally

Overall, Ohio's economy is more cyclical than non-industrial states and the nation as a whole:

   o manufacturing (including auto-related manufacturing) is an important part of Ohio's economy.

   o agriculture and related industries are also very important.

   o recent employment growth has been in non-manufacturing areas.

State Government

The Ohio general revenue fund for the current two-year period calls for expenditures of over $36 billion:

   o because general fund receipts and payments do not match exactly, temporary cash-flow deficiencies occur throughout the year. Ohio law permits the state government to manage this problem by permitting the adjustment of payment schedules and the use of the total operating fund.

   o Ohio's general obligation bonds are currently rated Aa1 by Moody's; AA+ by Standard & Poor's (except for the State's highway bonds which Standard &
     Poor's rates AAA). Fitch rates Ohio's general obligation bonds and its highway bonds AA+. Other bonds issued by other State agencies may have lower ratings. Any of these ratings may be changed.

   o Ohio voters have authorized the State to incur debt to which taxes or excises are pledged for payment.

Education Financing

In 1997, the Ohio Supreme Court found major aspects of the State's school funding system to be unconstitutional. The Court ruled that, although property taxes can play a role in school financing, they can no longer be the primary means of school financing. The Court stayed its ruling to allow the State to devise a system that complied with the State's constitution. During that stay, repayment provisions of certain bonds issued for school funding will remain valid.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;

   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and

   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

MARYLAND TAXES

In the opinion of Saul, Ewing, Remick & Saul LLP, Baltimore, Maryland, special counsel on Maryland tax matters:

Under the income tax laws of the State of Maryland, the Fund will not be taxed as a corporation and you will be considered to own directly your share of each bond in the Fund. You will not be subject to Maryland tax on any income earned by the Fund to the extent such income is attributable to bonds (other than private activity bonds) issued by the State of Maryland, the Government of Puerto Rico, or the Government of Guam or their respective political subdivisions and authorities. When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss except to the extent the gain is derived from the disposition of a bond issued by the State of Maryland or its political subdivisions. Neither the bonds in the Fund nor units held by you will be subject to Maryland personal property tax or Maryland sales and use tax. If you are a Maryland resident at the time of your death, your units will be subject to Maryland inheritance and estate tax.

OHIO TAXES

In the opinion of Vorys, Sater, Seymour and Pease LLP, Columbus, Ohio, special counsel on Ohio tax matters:

Under the laws of the State of Ohio, the Ohio Trust will not be subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles. If you are an Ohio taxpayer, your interest income from the Ohio Trust will be exempt from Ohio personal income taxes and Ohio corporation franchise taxes to the extent it relates to bonds held by the Ohio Trust that are exempt from taxation under Ohio law. However, any gains and losses which must be recognized for federal income tax purposes (whether upon the sale of your units in the Ohio Trust or upon the sale of bonds by the Ohio Trust) also must be recognized for Ohio personal income and corporation franchise tax purposes, except to the extent the gains and losses are attributable to the sale of bonds by the Ohio Trust that are exempt from such taxation under Ohio law. Your interest income and your gains and losses generally are not subject to municipal income taxation in Ohio. You should consult your tax adviser concerning the application of Ohio taxes to you in connection with your investment in the Ohio Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA, FLORIDA, MARYLAND, NEW YORK AND OHIO TRUSTS) DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 203 (California, Florida, Maryland, New York and Ohio Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 203 (California, Florida, Maryland, New York and Ohio Trusts) Defined Asset Funds, including the portfolios, as of February 28, 1999 and the related statements of operations and of changes in net assets for the years ended February 28, 1999 and 1998 and the period March 29, 1996 to February 28, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 28, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 203 (California, Florida, Maryland, New York and Ohio Trusts) Defined Asset Funds at February 28, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
May 4, 1999

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,212,541)(Note 1)......................                  $3,485,776
  Accrued interest receivable......................                      36,888
  Cash.............................................                       7,552
  Deferred organization costs......................                       1,412
                                                                   _____________

              Total trust property.................                   3,531,628

LESS LIABILITY - Accrued expenses..................                       1,439
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  3,390 units of fractional undivided
    interest outstanding (Note 3)..................   $3,517,457
  Undistributed net investment income..............       12,732
                                                    _____________
                                                                     $3,530,189
                                                                   =============
UNIT VALUE ($3,530,189/3,390 units)................                   $1,041.35
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                           March 29,
                                                                               1996
                                                                                 to
                                               Years Ended February 28,   February 28,
                                                 1999         1998             1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $186,156     $193,289     $179,023
  Trustee's fees and expenses...............      (4,122)      (6,685)      (4,496)
  Sponsors' fees............................      (1,546)      (1,637)      (1,398)
  Organizational expenses...................        (707)        (707)        (707)
                                             _________________________________________
  Net investment income.....................     179,781      184,260      172,422
                                             _________________________________________

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................       2,918        4,923
  Unrealized appreciation of investments....      33,635      224,075       15,525
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      36,553      228,998       15,525
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $216,334     $413,258     $187,947
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              March 29,
                                                                                  1996
                                                                                    to
                                                 Years Ended February 28,   February 28,
                                                   1999         1998             1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  179,781   $  184,260   $  172,422
  Realized gain on securities
    sold or redeemed..........................       2,918        4,923
  Unrealized appreciation of investments......      33,635      224,075       15,525
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     216,334      413,258      187,947
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (179,071)    (184,585)    (159,832)
  Principal...................................      (8,577)
                                               _________________________________________
  Total distributions.........................    (187,648)    (184,585)    (159,832)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  59 and 84 units, respectively...............     (60,653)     (86,817)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (31,967)     141,856       28,115

NET ASSETS AT BEGINNING OF PERIOD.............   3,562,156    3,420,300    3,392,185
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,530,189   $3,562,156   $3,420,300
                                               =========================================
PER UNIT:
  Income distributions during period..........      $52.52       $52.31       $45.24
                                               =========================================
  Principal distributions during period.......       $2.53
                                               =========================================
  Net asset value at end of period............   $1,041.35    $1,032.81      $968.10
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,390        3,449        3,533
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 29, 1996, was based upon offer side evaluations at March 27, 1996 the day prior to the Date of Deposit. Cost of securities at March 29, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,390 units at Date of Deposit..............    $3,406,756
      Less sales charge...................................       151,872
                                                           ______________
      Net amount applicable to Holders....................     3,254,884
      Redemptions of units - net cost of 143 units
        redeemed less redemption amounts..................        (9,926)
      Realized gain on securities sold or redeemed........         7,841
      Principal distributions.............................        (8,577)
      Unrealized appreciation of investments..............       273,235
                                                           ______________

      Net capital applicable to Holders...................    $3,517,457
                                                           ==============

  4.  INCOME TAXES

      As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $273,235, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,212,541 at February 28, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF FEBRUARY 28, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________       _______      ________
 1 Antioch Area Pub. Fac. Fin. Agy.,       AAA       $  500,000   5.300%   2020       08/01/05         $  467,570    $  512,965
   CA, Cmnty. Fac. Dist. No. 1989-1,                                                  @ 102.000
   Spec. Tax Bonds. Ser. 1995
   (Financial Guaranty Ins.)

 2 Cerritos, CA, Pub. Fin. Auth.,          AAA          500,000   5.750    2022       11/01/03            496,600       528,300
   Rev. Bonds (Los Coyotes Redev.                                                     @ 102.000
   Proj. Loan), Ser. 1993 A (AMBAC
   Ins.)

 3 Lancaster, Redv. Agy. ,CA,              AAA          500,000   5.800    2023       08/01/03            496,560       533,620
   Combined Redevelopment Project                                                     @ 102.000
   Areas (Housing Program), Tax
   Allocation Bonds, Issue of 1993
   (MBIA Ins.)

 4 City of Loma Linda, CA, Hospital        AAA          500,000   5.375    2022       12/01/03            468,075       509,460
   Revenue Refunding Bonds (Loma Linda                                                @ 102.000
   University Ity Medical Center
   Project), Ser. 1993 C (MBIA Ins.)

 5 Department of Water & Power of the      AAA          470,000   5.250    2026       11/15/03            429,998       476,063
   City of Los Angeles, CA, Electrical                                                @ 102.000
   Plant Refunding Revenue Bonds,
   Second Issue of 1993 (Financial
   Guaranty Ins.)

 6 Oakland, CA, Jt. Pwr. Auth., Lease      AAA          380,000   5.750    2021       08/01/06            377,458       408,603
   Rev. Bonds (Oakland Admin. Bldg.),                                                 @ 102.000
   Ser. 1996 (AMBAC Ins.)

 7 City of Stockton, CA, Ins. Htlh.        AAA          500,000   5.500    2023       12/01/03            476,280       516,765
   Fac. Rev. Bonds (St. Joseph's Med.                                                 @ 102.000
   Ctr. of Stockton), Ser. 1993 A
   (MBIA Ins.)
                                                   ______________                                    ______________ ____________
TOTAL                                                $3,350,000                                        $3,212,541    $3,485,776
                                                   ==============                                    ============== ============

      See Notes to Portfolios on Pages D - 27 and D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,564,505)(Note 1)......................                  $2,785,102
  Accrued interest receivable......................                      37,437
  Cash.............................................                       1,905
  Deferred organization costs......................                       1,313
                                                                   _____________

              Total trust property.................                   2,825,757

LESS LIABILITY - Accrued expenses..................                       1,400
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,730 units of fractional undivided
    interest outstanding (Note 3)..................   $2,814,164
  Undistributed net investment income..............       10,193
                                                    _____________
                                                                     $2,824,357
                                                                   =============
UNIT VALUE ($2,824,357/2,730 units)................                   $1,034.56
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                           March 29,
                                                                               1996
                                                                                 to
                                               Years Ended February 28,   February 28,
                                                 1999         1998             1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $148,847     $167,430     $163,718
  Trustee's fees and expenses...............      (3,725)      (6,469)      (4,205)
  Sponsors' fees............................      (1,254)      (1,502)      (1,298)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     143,212      158,803      157,559
                                             _________________________________________

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................       8,734        9,275
  Unrealized appreciation of investments....      31,049      171,965       17,583
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      39,783      181,240       17,583
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $182,995     $340,043     $175,142
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              March 29,
                                                                                  1996
                                                                                    to
                                                 Years Ended February 28,   February 28,
                                                   1999         1998             1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  143,212   $  158,803   $  157,559
  Realized gain on securities
    sold or redeemed..........................       8,734        9,275
  Unrealized appreciation of investments......      31,049      171,965       17,583
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     182,995      340,043      175,142
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (142,456)    (159,739)    (146,038)
  Principal...................................      (9,508)     (11,794)
                                               _________________________________________
  Total distributions.........................    (151,964)    (171,533)    (146,038)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  175 and 376 units, respectively.............    (179,042)    (374,616)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (148,011)    (206,106)      29,104

NET ASSETS AT BEGINNING OF PERIOD.............   2,972,368    3,178,474    3,149,370
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $2,824,357   $2,972,368   $3,178,474
                                               =========================================
PER UNIT:
  Income distributions during period..........      $51.15       $51.30       $44.51
                                               =========================================
  Principal distributions during period.......       $3.43        $4.06
                                               =========================================
  Net asset value at end of period............   $1,034.56    $1,023.19      $968.75
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,730        2,905        3,281
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 29, 1996, was based upon offer side evaluations at March 27, 1996, the day prior to the Date of Deposit. Cost of securities at March 29, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,730 units at Date of Deposit..............    $2,742,753
      Less sales charge...................................       122,277
                                                           ______________
      Net amount applicable to Holders....................     2,620,476
      Redemptions of units - net cost of 551 units
        redeemed less redemption amounts..................       (23,616)
      Realized gain on securities sold or redeemed........        18,009
      Principal distributions.............................       (21,302)
      Unrealized appreciation of investments..............       220,597
                                                           ______________

      Net capital applicable to Holders...................    $2,814,164
                                                           ==============

  4.  INCOME TAXES

      As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $220,597, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,564,505 at February 28, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF FEBRUARY 28, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________       _______      ________
 1 Dade Cnty., FL, Professional            AAA       $  500,000   5.250%   2030       None             $  462,660    $  521,765
   Sports Fran. Fac. Tax Rev. Bonds,
   Ser. 1995 (MBIA Ins.)

 2 State of Floida, Full Faith and         AAA          400,000   5.600    2025       06/01/05            391,524       418,900
   Credit, State Bd. of Educ., Pub.                                                   @ 101.000
   Educ. Cap. Outlay Bonds, Ser. 1994
   C (MBIA Ins.)

 3 State of Florida, Department of         AAA          455,000   5.500    2021       07/01/05            439,894       472,213
   Transportation, Turnpike Revenue                                                   @ 101.000
   Bonds, Ser. 1995 A (Financial
   Guaranty Ins.)

 4 Orange Cnty., FL, Sales Tax Rev.        AAA          500,000   5.375    2024       01/01/03            470,805       510,640
   Bonds, Ser. 1993 B (MBIA Ins.)                                                     @ 102.000

 5 Orange Cnty., FL, Tourist Dev. Tax      AAA          190,000   5.750    2019       10/01/04            190,000       202,637
   Rev. Bonds, Ser. 1994 B (MBIA Ins.)                                                @ 102.000

 6 State of Florida, Orlando-Orange        AAA          500,000   5.250    2019       07/01/03            468,105       505,880
   Cnty. Expwy. Auth., Jr. Lien Rev.                                                  @ 102.000
   Rfdg. Bonds, Ser. 1993 A (Financial
   Guaranty Ins.)

 7 Sarasota Cnty., FL, Solid Waste         AAA          145,000   5.500    2016       10/01/06            141,517       153,067
   Sys. Rev. Bonds, Ser. 1996 (AMBAC                                                  @ 102.000
   Ins.)

                                                   ______________                                   ______________ _____________
TOTAL                                                $2,690,000                                        $2,564,505    $2,785,102
                                                   ==============                                   ============== =============

        See Notes to Portfolios on Pages D - 27 and D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,990,873)(Note 1)......................                  $3,203,718
  Accrued interest receivable......................                      48,666
  Deferred organization costs......................                       1,313
                                                                   _____________

              Total trust property.................                   3,253,697

LESS LIABILITIES:
  Advance from Trustee.............................   $    6,590
  Accrued expenses.................................        1,430          8,020
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,162 units of fractional undivided
    interest outstanding (Note 3)..................    3,233,595
  Undistributed net investment income..............       12,082
                                                    _____________
                                                                     $3,245,677
                                                                   =============
UNIT VALUE ($3,245,677/3,162 units)................                   $1,026.46
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                           March 29,
                                                                               1996
                                                                                 to
                                               Years Ended February 28,   February 28,
                                                 1999         1998             1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $174,140     $180,840     $167,740
  Trustee's fees and expenses...............      (3,974)      (6,469)      (4,499)
  Sponsors' fees............................      (1,446)      (1,520)      (1,298)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     168,064      172,195      161,287
                                             _________________________________________

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................                    5,808
  Unrealized appreciation of investments....      18,443      166,224       28,178
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      18,443      172,032       28,178
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $186,507     $344,227     $189,465
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (MARYLAND TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              March 29,
                                                                                  1996
                                                                                    to
                                                 Years Ended February 28,   February 28,
                                                   1999         1998             1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  168,064   $  172,195   $  161,287
  Realized gain on securities
    sold or redeemed..........................                    5,808
  Unrealized appreciation of investments......      18,443      166,224       28,178
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     186,507      344,227      189,465
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (167,176)    (172,386)    (149,451)
  Principal...................................      (6,830)
                                               _________________________________________
  Total distributions.........................    (174,006)    (172,386)    (149,451)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  119 units, .................................                 (122,353)
                                               _________________________________________
NET INCREASE IN NET ASSETS....................      12,501       49,488       40,014

NET ASSETS AT BEGINNING OF PERIOD.............   3,233,176    3,183,688    3,143,674
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,245,677   $3,233,176   $3,183,688
                                               =========================================
PER UNIT:
  Income distributions during period..........      $52.87       $52.70       $45.55
                                               =========================================
  Principal distributions during period.......       $2.16
                                               =========================================
  Net asset value at end of period............   $1,026.46    $1,022.51      $970.34
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,162        3,162        3,281
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (MARYLAND TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 29, 1996 was based upon offer side evaluations at March 27, 1996, the day prior to the Date of Deposit. Cost of securities at March 29, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,162 units at Date of Deposit..............    $3,170,996
      Less sales charge...................................       141,342
                                                           ______________
      Net amount applicable to Holders....................     3,029,654
      Redemptions of units - net cost of 119 units
        redeemed less redemption amounts..................        (7,882)
      Realized gain on securities sold or redeemed........         5,808
      Principal distributions.............................        (6,830)
      Unrealized appreciation of investments..............       212,845
                                                           ______________

      Net capital applicable to Holders...................    $3,233,595
                                                           ==============

  4.  INCOME TAXES

      As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $212,845, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,990,873 at February 28, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203
DEFINED ASSET FUNDS

PORTFOLIO OF THE MARYLAND TRUST
AS OF FEBRUARY 28, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            __________                   _________       ______  ______ _____________ _____________       _______      ________
 1 Maryland Health and Higher              A         $  400,000   5.000%   2023       07/01/03         $  353,912    $  384,724
   Education Facility Authority,                                                      @ 102.000
   Project and  Refunding Revenue
   Bonds, Peninsula Regional Medical
   Center Issue, Ser. 1993

 2 Maryland Health and Higher              A+           500,000   5.125    2021       07/01/03            452,425       489,225
   Education Facility Authority,                                                      @ 102.000
   Refunding Revenue Bonds, Suburban
   Hosp. Issue, Ser. 1993

 3 Anne Arundel County, Maryland,          A            380,000   6.000    2024       04/01/04            385,704       409,397
   Pollution Control Revenue Refunding                                                @ 102.000
   Bonds (Baltimore Gas and Electric
   Co. Project) Ser. 1994

 4 Prince George's Cnty., MD, Proj.        A(m)         500,000   5.300    2024       07/01/04            455,745       483,720
   and Rfdg. Rev. Bonds (Dimensions                                                   @ 102.000
   Hlth. Corp. Iss.), Ser. 1994

 5 City of Baltimore, MD (Mayor and        AAA          500,000   6.000    2017(6)    09/01/04            511,580       553,990
   City Council of Baltimore), Conv.                                                  @ 100.000
   Ctr. Rev. Bonds, Ser. 1994
   (Financial Guaranty Ins.) (5)

 6 Community Dev. Admin.,Department of     Aa(m)        510,000   6.050    2024       05/15/03            515,100       534,669
   Housing and Community Development,                                                 @ 102.000
   Maryland, Mutli-Family Housing
   Revenue Bonds (Ins. Mortgage
   Loans), Ser. 1993 D

 7 Commonwealth of Puerto Rico, G.O.       A            340,000   5.400    2025       07/01/06            316,407       347,993
   Bonds, Pub. Imp. Bonds of 1996                                                     @ 101.500

                                                   ______________                                   ______________ ______________
TOTAL                                                $3,130,000                                        $2,990,873    $3,203,718
                                                   ==============                                   ============== ==============

        See Notes to Portfolio on pages D - 27 and D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,815,924)(Note 1)......................                  $3,117,801
  Accrued interest receivable......................                      44,857
  Deferred organization costs......................                       1,413
                                                                   _____________

              Total trust property.................                   3,164,071

LESS LIABILITIES:
  Advance from Trustee.............................   $    4,416
  Accrued expenses.................................        1,426          5,842
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,034 units of fractional undivided
    interest outstanding (Note 3)..................    3,147,020
  Undistributed net investment income..............       11,209
                                                    _____________
                                                                     $3,158,229
                                                                   =============
UNIT VALUE ($3,158,229/3,034 units)................                   $1,040.95
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                           March 29,
                                                                               1996
                                                                                 to
                                               Years Ended February 28,   February 28,
                                                 1999         1998             1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $175,662     $188,312     $182,397
  Trustee's fees and expenses...............      (4,000)      (6,721)      (4,358)
  Sponsors' fees............................      (1,406)      (1,622)      (1,398)
  Organizational expenses...................        (707)        (707)        (707)
                                             _________________________________________
  Net investment income.....................     169,549      179,262      175,934
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      18,980        7,062
  Unrealized appreciation of investments....      19,901      220,984       60,992
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      38,881      228,046       60,992
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $208,430     $407,308     $236,926
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              March 29,
                                                                                  1996
                                                                                    to
                                                 Years Ended February 28,   February 28,
                                                   1999         1998             1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  169,549   $  179,262   $  175,934
  Realized gain on securities
    sold or redeemed..........................      18,980        7,062
  Unrealized appreciation of investments......      19,901      220,984       60,992
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     208,430      407,308      236,926
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (168,832)    (179,909)    (163,553)
  Principal...................................     (11,893)     (12,159)
                                               _________________________________________
  Total distributions.........................    (180,725)    (192,068)    (163,553)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  206 and 294 units, respectively.............    (215,106)    (290,079)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (187,401)     (74,839)      73,373

NET ASSETS AT BEGINNING OF PERIOD.............   3,345,630    3,420,469    3,347,096
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,158,229   $3,345,630   $3,420,469
                                               =========================================
PER UNIT:
  Income distributions during period..........      $53.31       $53.27       $46.28
                                               =========================================
  Principal distributions during period.......       $3.92        $3.69
                                               =========================================
  Net asset value at end of period............   $1,040.95    $1,032.60      $967.87
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,034        3,240        3,534
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 29, 1996 was based upon offer side evaluations at March 27, 1996 the day prior to the Date of Deposit. Cost of securities at March 29, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,034 units at Date of Deposit..............    $3,007,582
      Less sales charge...................................       134,042
                                                           ______________
      Net amount applicable to Holders....................     2,873,540
      Redemptions of units - net cost of 500 units
        redeemed less redemption amounts..................       (30,387)
      Realized gain on securities sold or redeemed........        26,042
      Principal distributions.............................       (24,052)
      Unrealized appreciation of investments..............       301,877
                                                           ______________

      Net capital applicable to Holders...................    $3,147,020
                                                           ==============

  4.  INCOME TAXES

      As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $301,877, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,815,924 at February 28, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST
AS OF FEBRUARY 28, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            __________                   _________       ______  ______ _____________ _____________          _______      ________
 1 Dormitory Auth. of the State of New     AAA       $  345,000   6.250%   2017(6)    05/15/03         $  346,870    $  385,110
   York, State Univ. Educl. Facs.,                                                    @ 102.000
   Rev. Bonds, Ser. 1992 A

 2 Dormitory Auth. of the State of New     A(f)         500,000   5.700    2021       07/01/04            473,115       523,770
   York, Rev. Bonds, Upstate Cmnty.                                                   @ 102.000
   Colleges, Rev. Bonds, Ser. 1994 A

 3 New York State Mtge. Agy.,              Aa2(m)       200,000   6.000    2017       04/01/04            200,500       210,838
   Homeowner Mtge. Rev. Bonds. Ser. 39                                                @ 102.000

 4 New York State Urban Dev. Corp.,        A(f)         500,000   5.250    2021       01/01/04            444,845       500,535
   Corr. Cap. Facs. Rev., Bonds, 1993                                                 @ 102.000
   A Rfdg. Ser.

 5 New York Local Govt. Asst. Corp. (A     A+           500,000   5.500    2018       04/01/03            472,580       518,285
   Pub. Benefit Corp. of the State of                                                 @ 102.000
   NY), Ser. 1993 C Rfdg. Bonds

 6 Battery Park City Auth., NY, Sr.        AA           450,000   5.700    2020       11/01/03            429,944       477,873
   Rev. Rfdg. Bonds, Ser. 1993 A                                                      @ 102.000

 7 Grand Central Dist. Management          A1(m)        500,000   5.250    2022       01/01/04            448,070       501,390
   Association Inc., New York, Grand                                                  @ 102.000
   Central Business Improvement
   District, Cap. Imp. Refunding
   Bonds, Ser. 1994


                                                   ______________                                   ______________ _____________
TOTAL                                                $2,995,000                                        $2,815,924    $3,117,801
                                                   ==============                                   ============== =============

        See Notes to Portfolios on Pages D - 27 and D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF FEBRUARY 28, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,087,100)(Note 1)......................                  $3,307,578
  Accrued interest receivable......................                      43,958
  Deferred organization costs......................                       1,312
                                                                   _____________

              Total trust property.................                   3,352,848

LESS LIABILITIES:
  Advance from Trustee.............................   $    2,381
  Accrued expenses.................................        1,430          3,811
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,237 units of fractional undivided
    interest outstanding (Note 3)..................    3,337,205
  Undistributed net investment income..............       11,832
                                                    _____________
                                                                     $3,349,037
                                                                   =============
UNIT VALUE ($3,349,037/3,237 units)................                   $1,034.61
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                           March 29,
                                                                               1996
                                                                                 to
                                               Years Ended February 28,   February 28,
                                                 1999         1998             1997
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $175,265     $176,250     $162,950
  Trustee's fees and expenses...............      (4,044)      (6,499)      (4,334)
  Sponsors' fees............................      (1,461)      (1,520)      (1,298)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     169,104      167,575      156,662
                                             _________________________________________

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................       2,781
  Unrealized appreciation of investments....      36,688      171,523       12,267
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      39,469      171,523       12,267
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $208,573     $339,098     $168,929
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              March 29,
                                                                                  1996
                                                                                    to
                                                 Years Ended February 28,   February 28,
                                                   1999         1998             1997
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  169,104   $  167,575   $  156,662
  Realized gain on securities
    sold or redeemed..........................       2,781
  Unrealized appreciation of investments......      36,688      171,523       12,267
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     208,573      339,098      168,929
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (168,376)    (167,804)    (145,304)
  Principal...................................      (3,043)
                                               _________________________________________
  Total distributions.........................    (171,419)    (167,804)    (145,304)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  43 units, ..................................     (45,489)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........      (8,335)     171,294       23,625

NET ASSETS AT BEGINNING OF PERIOD.............   3,357,372    3,186,078    3,162,453
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,349,037   $3,357,372   $3,186,078
                                               =========================================
PER UNIT:
  Income distributions during period..........      $51.56       $51.16       $44.30
                                               =========================================
  Principal distributions during period.......       $0.94
                                               =========================================
  Net asset value at end of period............   $1,034.61    $1,023.59      $971.37
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,237        3,280        3,280
                                               =========================================


                  See Notes to Financial Statements.

                                                   D -  24

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (OHIO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on March 29, 1996, was based upon offer side evaluations at March 27, 1996 the day prior to the Date of Deposit. Cost of securities at March 29, 1996 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,237 units at Date of Deposit..............    $3,266,659
      Less sales charge...................................       145,665
                                                           ______________
      Net amount applicable to Holders....................     3,120,994
      Redemptions of units - net cost of 43 units
        redeemed less redemption amounts..................        (4,005)
      Realized gain on securities sold or redeemed........         2,781
      Principal distributions.............................        (3,043)
      Unrealized appreciation of investments..............       220,478
                                                           ______________

      Net capital applicable to Holders...................    $3,337,205
                                                           ==============

  4.  INCOME TAXES

      As of February 28, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $220,478, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,087,100 at February 28, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203
DEFINED ASSET FUNDS

PORTFOLIO OF THE OHIO TRUST
AS OF FEBRUARY 28, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________       _______      ________
 1 County of Lucas, OH, Hosp. Imp.         AAA       $  500,000   5.000%   2022       11/15/03         $  446,040    $  489,090
   Rfdg. Rev. Bonds (The Toledo                                                       @ 102.000
   Hosp.), Ser. 1993 (MBIA Ins.)

 2 Logan and Auglaize Cntys., OH,          AAA          500,000   5.375    2023       12/01/06            480,825       513,490
   Indian Lake Local Sch. Dist., Sch.                                                 @ 101.000
   Facs. Construction and Imp. Bonds
   (G.O.-Unltd. Tax) (Financial
   Guaranty Ins.)

 3 County of Warren, OH, Springboro        AAA          500,000   5.100    2023       12/01/06            464,995       501,715
   Cmnty. City School Dist., Sch. Mp.                                                 @ 101.000
   Unlimited Tax, G.O. Rfdg. Bonds,
   Ser. 1996 (AMBAC Ins.)

 4 Marysville Exempted School              AAA          455,000   5.750    2023       12/01/05            458,567       485,476
   District Ohio School Improvement                                                   @ 101.000
   Bonds, General Obligation
   (Unlimited Taxes) (MBIA Ins.)

 5 Olmsted Falls City Sch. Dist., OH,      AAA          250,000   5.850    2017       12/15/04            253,953       267,382
   Classroom Facs. Imp. Bonds, Ser.                                                   @ 102.000
   1995, G.O. (Unltd. Tax), Ser. 1995
   (Financial Guaranty Ins.)

 6 South Euclid-Lyndhurst City Sch.        AAA          500,000   5.250    2018       12/01/04            474,565       511,475
   Dist., OH, School Imp. Bonds (G.O.                                                 @ 102.000
   Unltd. Tax), Ser 1994 (Financial
   Guaranty Ins.)

 7 University of Cincinnati, OH, Gen.      AAA          500,000   5.850    2016       06/01/06            508,155       538,950
   Receipt Bonds, Ser. W (MBIA Ins.)                                                  @ 101.000

                                                   ______________                                    ______________ _____________
TOTAL                                                $3,205,000                                        $3,087,100    $3,307,578
                                                   ==============                                    ============== =============

        See Notes to Portfolios on Pages D - 27 and D - 28 .

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA, FLORIDA, MARYLAND, NEW YORK
AND OHIO TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF FEBRUARY 28, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

   (5) Insured by the indicated municipal bond insurance company.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 203 (CALIFORNIA, FLORIDA, MARYLAND, NEW YORK
AND OHIO TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF FEBRUARY 28, 1999


   (6) Bonds with aggregate face amounts of $500,000 and $345,000 for the Maryland and New York Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.



                                                   D - 28
D - 9

D - 17

D - 25

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--203
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-00867) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      15306--5/99

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Post-Effective Amendment No. 4 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Insured Series--207, 1933 Act File
         No. 33-54037).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--203
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--203, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 19TH DAY OF MAY, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

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